Note 10 - Derivative Instruments and Hedging Activities (Details Textual) MMBTU in Millions, $ in Millions	3 Months Ended					12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) MMBTU
Nonmonetary Notional Amount of Natural Gas Derivative Contracts Not Designated As Normal Purchases Or Normal Sales (Millions of British Thermal Unit) | MMBTU						492.2
Notional Amount of Non Exchange Traded Natural Gas Commodity Contracts To Be Settled In Next Twelve Months (Millions of British Thermal Unit) | MMBTU						347.8
Notional Amount of Non Exchange Traded Natural Gas Commodity Contracts To Be Settled In Year Two (Millions of British Thermal Unit) | MMBTU						88.8
Notional Amount of Non Exchange Traded Natural Gas Commodity Contracts To Be Settled In Year Three (Millions of British Thermal Unit) | MMBTU						47.5
Notional Amount of Non Exchange Traded Natural Gas Commodity Contracts To Be Settled In Year Four (Millions of British Thermal Unit) | MMBTU						7.0
Notional Amount of Non Exchange Traded Natural Gas Commodity Contracts To Be Settled In Year Five (Millions of British Thermal Unit) | MMBTU						1.1
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax						$ 63.6
Other Receivable from Broker-Dealer and Clearing Organization			$ 40.8			$ 49.8
Spire Missouri [Member]
Nonmonetary Notional Amount of Other Price Mitigation in Place Not Designated As Normal Purchases Or Normal Sales (Millions of British Thermal Unit) | MMBTU						23.4
Other Receivable from Broker-Dealer and Clearing Organization			$ 40.3			$ 24.0
Interest Rate Swap Agreement Two [Member]
Derivative, Term of Contract (Year)					10 years
Interest Rate Swap Agreement Four [Member]
Derivative, Notional Amount					$ 75.0
Derivative, Gain (Loss) on Derivative, Net, Total						9.8
Interest Rate Swap Agreement Four [Member] | Minimum [Member]
Derivative, Fixed Interest Rate					0.934%
Interest Rate Swap Agreement Four [Member] | Maximum [Member]
Derivative, Fixed Interest Rate					1.2975%
Interest Rate Swap Agreement Five [Member]
Derivative, Term of Contract (Year)				10 years
Derivative, Notional Amount				$ 150.0
Derivative, Gain (Loss) on Derivative, Net, Total						17.9
Interest Rate Swap Agreement Five [Member] | Minimum [Member]
Derivative, Fixed Interest Rate				2.008%
Interest Rate Swap Agreement Five [Member] | Maximum [Member]
Derivative, Fixed Interest Rate				2.1075%
Interest Rate Swap Agreement Six [Member]
Derivative, Term of Contract (Year)			10 years
Derivative, Fixed Interest Rate			1.597%
Derivative, Notional Amount			$ 50.0
Interest Rate Swap Agreement Seven [Member]
Derivative, Fixed Interest Rate			1.821%
Derivative, Notional Amount			$ 50.0
Derivative, Gain (Loss) on Derivative, Net, Total						5.7
Interest Rate Swap Agreement Eight [Member]
Derivative, Term of Contract (Year)		10 years
Derivative, Fixed Interest Rate		1.4918%
Derivative, Notional Amount		$ 50.0
Derivative, Gain (Loss) on Derivative, Net, Total						7.0
Interest Rate Swap Agreement Nine [Member]
Derivative, Term of Contract (Year)	10 years
Derivative, Notional Amount	$ 150.0
Derivative, Gain (Loss) on Derivative, Net, Total						$ 16.2
Interest Rate Swap Agreement Nine [Member] | Minimum [Member]
Derivative, Fixed Interest Rate	1.6475%
Interest Rate Swap Agreement Nine [Member] | Maximum [Member]
Derivative, Fixed Interest Rate	1.746%